Lifestyle Balanced Portfolio Expense Example - Lifestyle Balanced Portfolio	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,130
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,362
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	$ 1,071